Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Series A Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-controlling Interests	Total
Balances at Dec. 31, 2020	$ 1,679	$ 2,616	$ 19,650,659	$ (77,841)	$ (20,458,823)		$ (881,710)
Balances (in Shares) at Dec. 31, 2020	16,789,088	26,162,122
Beneficial conversion feature – convertible debenture			427,796				427,796
Conversion of convertible debenture		$ 54	3,999,381				3,999,435
Conversion of convertible debenture (in Shares)		544,178
Repurchase of common stock from EDF		$ (60)	(5,999,940)				(6,000,000)
Repurchase of common stock from EDF (in Shares)		(600,000)
Assumption of private warrant liability from Newborn			(1,253,228)				(1,253,228)
Merger recapitalization, net of share redemption		$ 806	51,484,821				51,485,627
Merger recapitalization, net of share redemption (in Shares)		8,060,418
Placement agent fee paid in common stock		$ 21	2,085,299				2,085,320
Placement agent fee paid in common stock (in Shares)		208,532
PIPE offering, less issuance costs		$ 143	14,247,357				14,247,500
PIPE offering, less issuance costs (in Shares)		1,425,000
Notice of exercise of put option			(2,000,000)				(2,000,000)
Buyback of shares related to exercise of put option		$ (13)	13
Buyback of shares related to exercise of put option (in Shares)		(134,500)
Issuance of warrants to Stonepeak and Evolve			22,310,574				22,310,574
Issuance of options to purchase shares of common stock to Stonepeak and Evolve			12,584,000				12,584,000
Exercise of stock options		$ 25	576,503				576,528
Exercise of stock options (in Shares)		234,506
Stock-based compensation			4,219,989				4,219,989
Currency translation adjustment				191,287			191,287
Preferred dividends – non-controlling interest						(101,856)	(101,856)
Accretion on redeemable non-controlling interests preferred shares						(261,505)	(261,505)
Net loss					(72,479,040)	(2,138,272)	(74,617,312)
Balances at Dec. 31, 2021		$ 1,888	122,336,607	113,446	(92,937,863)	(2,501,633)	27,012,445
Balances (in Shares) at Dec. 31, 2021		18,861,130
Conversion of shares due to merger capitalization	$ (1,679)	$ (1,704)	3,383
Conversion of shares due to merger capitalization (in Shares)	(16,789,088)	(17,039,126)
Balances December 31, 2021, effect of reverse recapitalization (refer to Note 2)		$ 912	19,654,041	(77,841)	(20,458,823)		(881,710)
Balances December 31, 2021, effect of reverse recapitalization (refer to Note 2) (in Shares)		9,122,996
Stock-based compensation			1,455,641				1,455,641
Currency translation adjustment				(13,684)			(13,684)
Preferred dividends – non-controlling interest						(64,015)	(64,015)
Accretion on redeemable non-controlling interests preferred shares						(161,466)	(161,466)
Net loss					(4,630,328)	(100,933)	(4,731,261)
Balances at Mar. 31, 2022		$ 1,891	123,792,248	99,762	(97,568,191)	(2,828,047)	23,497,663
Balances (in Shares) at Mar. 31, 2022		18,891,500
Exercise of stock options and vesting of restricted stock options		$ 3					3
Exercise of stock options and vesting of restricted stock options (in Shares)		30,370
Balances at Dec. 31, 2021		$ 1,888	122,336,607	113,446	(92,937,863)	(2,501,633)	27,012,445
Balances (in Shares) at Dec. 31, 2021		18,861,130
Currency translation adjustment							(101,297)
Net loss							(16,850,827)
Balances at Sep. 30, 2022		$ 2,292	142,781,162	12,149	(109,328,827)	(3,641,806)	29,824,970
Balances (in Shares) at Sep. 30, 2022		22,897,935
Balances at Dec. 31, 2021		$ 1,888	122,336,607	113,446	(92,937,863)	(2,501,633)	27,012,445
Balances (in Shares) at Dec. 31, 2021		18,861,130
Stock-based compensation			5,328,492				5,328,492
Currency translation adjustment				(37,264)			(37,264)
Preferred dividends – non-controlling interest						(263,846)	(263,846)
Accretion on redeemable non-controlling interests preferred shares						(645,866)	(645,866)
Net loss					(24,018,665)	(538,841)	(24,557,506)
Balances at Dec. 31, 2022		$ 2,427	144,073,505	76,182	(116,956,528)	(3,950,186)	23,245,400
Balances (in Shares) at Dec. 31, 2022		24,272,150
Exercise of stock options and vesting of restricted stock options		$ 47	245,676				245,723
Exercise of stock options and vesting of restricted stock options (in Shares)		483,639
Proceeds from forward option put exercise		$ 13	1,994,059				1,994,072
Proceeds from forward option put exercise (in Shares)		134,499
Proceeds from common stock offering, net of offering costs		$ 79	3,763,417				3,763,496
Proceeds from common stock offering, net of offering costs (in Shares)		792,882
Proceeds from Direct Offering, net of offering costs		$ 215	10,405,254				10,405,469
Proceeds from Direct Offering, net of offering costs (in Shares)		2,150,000
Issuance of Common Shares related to Warrants		$ 185					185
Issuance of Common Shares related to Warrants (in Shares)		1,850,000
Balances December 31, 2021, effect of reverse recapitalization (refer to Note 2) (in Shares)		9,122,996
Balances at Mar. 31, 2022		$ 1,891	123,792,248	99,762	(97,568,191)	(2,828,047)	23,497,663
Balances (in Shares) at Mar. 31, 2022		18,891,500
Stock-based compensation			1,640,055				1,640,055
Currency translation adjustment				(26,314)			(26,314)
Preferred dividends – non-controlling interest						(65,296)	(65,296)
Accretion on redeemable non-controlling interests preferred shares						(161,466)	(161,466)
Net loss					(5,268,156)	(189,945)	(5,458,101)
Balances at Jun. 30, 2022		$ 1,986	129,459,590	73,448	(102,836,347)	(3,244,754)	23,453,923
Balances (in Shares) at Jun. 30, 2022		19,709,763
Exercise of stock options and vesting of restricted stock options		$ 50	173,575				173,625
Exercise of stock options and vesting of restricted stock options (in Shares)		360,018
Proceeds from forward option put exercise		$ 13	1,994,059				1,994,072
Proceeds from forward option put exercise (in Shares)		134,499
Proceeds from common stock offering, net of offering costs		$ 32	1,859,653				1,859,685
Proceeds from common stock offering, net of offering costs (in Shares)		323,746
Stock-based compensation			976,835				976,835
Currency translation adjustment				(61,299)			(61,299)
Preferred dividends – non-controlling interest						(66,601)	(66,601)
Accretion on redeemable non-controlling interests preferred shares						(161,466)	(161,466)
Net loss					(6,492,480)	(168,985)	(6,661,465)
Balances at Sep. 30, 2022		$ 2,292	142,781,162	12,149	(109,328,827)	(3,641,806)	29,824,970
Balances (in Shares) at Sep. 30, 2022		22,897,935
Exercise of stock options and vesting of restricted stock options		$ (14)	35,717				35,703
Exercise of stock options and vesting of restricted stock options (in Shares)		(10,964)
Proceeds from common stock offering, net of offering costs		$ 47	1,903,764				1,903,811
Proceeds from common stock offering, net of offering costs (in Shares)		469,136
Proceeds from Direct Offering, net of offering costs		$ 215	10,405,256				10,405,471
Proceeds from Direct Offering, net of offering costs (in Shares)		2,150,000
Issuance of Common Shares related to Warrants		$ 58					58
Issuance of Common Shares related to Warrants (in Shares)		580,000
Balances at Dec. 31, 2022		$ 2,427	144,073,505	76,182	(116,956,528)	(3,950,186)	23,245,400
Balances (in Shares) at Dec. 31, 2022		24,272,150
Stock-based compensation			1,414,183				1,414,183
Currency translation adjustment				8,934			8,934
Preferred dividends – non-controlling interest						(69,292)	(69,292)
Accretion on redeemable non-controlling interests preferred shares						(161,466)	(161,466)
Net loss					(7,666,393)	6,288	(7,660,105)
Balances at Mar. 31, 2023		$ 2,498	146,094,334	85,116	(124,622,921)	(4,174,656)	17,384,371
Balances (in Shares) at Mar. 31, 2023		24,985,566
Exercise of stock options and vesting of restricted stock options		$ 9	(9)
Exercise of stock options and vesting of restricted stock options (in Shares)		91,300
Proceeds from common stock offering, net of offering costs		$ 8	136,709				136,717
Proceeds from common stock offering, net of offering costs (in Shares)		78,638
Proceeds from Direct Offering, net of offering costs		$ 54	469,946				470,000
Proceeds from Direct Offering, net of offering costs (in Shares)		543,478
Balances at Dec. 31, 2022		$ 2,427	144,073,505	76,182	(116,956,528)	(3,950,186)	23,245,400
Balances (in Shares) at Dec. 31, 2022		24,272,150
Currency translation adjustment							28,357
Net loss							(23,977,547)
Balances at Sep. 30, 2023		$ 3,251	152,100,803	104,539	(140,957,114)	(4,623,607)	6,627,872
Balances (in Shares) at Sep. 30, 2023		32,505,010
Balances at Mar. 31, 2023		$ 2,498	146,094,334	85,116	(124,622,921)	(4,174,656)	17,384,371
Balances (in Shares) at Mar. 31, 2023		24,985,566
Stock-based compensation			1,069,188				1,069,188
Currency translation adjustment				1,299			1,299
Preferred dividends – non-controlling interest						(70,678)	(70,678)
Accretion on redeemable non-controlling interests preferred shares						(161,466)	(161,466)
Net loss					(7,992,563)	8,466	(7,984,097)
Balances at Jun. 30, 2023		$ 3,126	150,076,184	86,415	(132,615,484)	(4,398,334)	13,151,907
Balances (in Shares) at Jun. 30, 2023		31,257,041
Exercise of stock options and vesting of restricted stock options		$ 62	391,129				391,191
Exercise of stock options and vesting of restricted stock options (in Shares)		624,400
Proceeds from common stock offering, net of offering costs		$ 134	644,773				644,907
Proceeds from common stock offering, net of offering costs (in Shares)		1,336,364
Proceeds from Direct Offering, net of offering costs		$ 432	1,876,760				1,877,192
Proceeds from Direct Offering, net of offering costs (in Shares)		4,310,711
Stock-based compensation			1,097,016				1,097,016
Currency translation adjustment				18,124			18,124
Preferred dividends – non-controlling interest						(72,092)	(72,092)
Accretion on redeemable non-controlling interests preferred shares						(161,466)	(161,466)
Net loss					(8,341,630)	8,285	(8,333,345)
Balances at Sep. 30, 2023		$ 3,251	152,100,803	104,539	(140,957,114)	(4,623,607)	6,627,872
Balances (in Shares) at Sep. 30, 2023		32,505,010
Exercise of stock options and vesting of restricted stock options		$ 116	824,651				824,767
Exercise of stock options and vesting of restricted stock options (in Shares)		1,150,799
Proceeds from common stock offering, net of offering costs		$ 9	102,952				$ 102,961
Proceeds from common stock offering, net of offering costs (in Shares)		97,170
Proceeds from Direct Offering, net of offering costs